UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22352

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

(Exact name of Registrant as specified in charter)

900 North Michigan Avenue, Suite 1100

Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Scott J. Lederman Grosvenor Registered Multi-Strategy Funds 900 North Michigan Avenue Suite 1100 Chicago, Illinois 60611	George J. Zornada, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 506-6500

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

ITEM 1 – SCHEDULE OF INVESTMENTS

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Consolidated Schedule of Investments (unaudited)

June 30, 2017

The registrant invests substantially all of its assets in Grosvenor Registered Multi-Strategy Master Fund, LLC (the “Master Fund”). The registrant owned 70.20% of the Master Fund’s members’ capital at June 30, 2017. The registrant has included the Master Fund’s consolidated schedule, CIK: 001212030, of investments as of June 30, 2017, below. The Master Fund’s Consolidated Schedule of Investments was also filed on Form N-Q with the Securities and Exchange Commission.

Investment Funds*	First Acquisition Date		Cost		Fair Value	% of Members’ Capital	Liquidity**

Distressed

Fortress Value Recovery Fund, LLC (b)	1/1/2006	$	258,159	$	52,498	0.01%	(4)

Harbinger Capital Partners Sp. Situations Fund, L.P. (a)(b)	7/1/2007		5,126,878		1,486,350	0.43%	(1)

Highland Crusader Fund, L.P. (b)(d)	8/1/2005		243,941		258,075	0.07%	(1)

King Street Capital, L.P. (a)(b)	1/1/2003		364,541		778,968	0.22%	(2)

Redwood Domestic Fund, L.P. (a)(b)	1/1/2003		78,198		122,170	0.03%	(2)

Silver Point Capital Fund, L.P. (a)(b)	1/1/2003		140,696		264,012	0.07%	(2)

Total Distressed			6,212,413		2,962,073	0.83%

Event Driven

Elliott International Ltd.	1/1/2013		19,842,908		27,939,036	7.82%	Quarterly

Magnetar Capital, L.P. (a)(b)	7/1/2007		125,732		230,404	0.06%	(2)

Perry International Inc. (a)	1/1/2013		947,831		939,086	0.26%	(2)

Perry Partners, L.P. (a)(b)	1/1/2003		784		1,506	0.00%	(2)

York European Opportunities Unit Trust	7/1/2014		19,412,371		21,829,843	6.11%	Quarterly

Total Event Driven			40,329,626		50,939,875	14.25%

Long and/or Short Equity

Atlas Enhanced Fund, Ltd.	9/1/2016		18,350,000		18,431,703	5.16%	Monthly

Brilliant Light Power, Inc.	12/1/2014		221,520		553,800	0.15%	(3)

Brookside Capital Partners Fund, L.P. (a)(b)	10/1/2009		22,323		28,703	0.01%	(2)

Citadel Global Equities Fund Ltd.	10/1/2012		2,976,977		5,049,300	1.41%	Monthly

Discovery Global Opp Offshore Fund Ltd.	2/1/2013		8,352,778		9,005,119	2.52%	Quarterly

Egerton Long-Short Fund (USD) Ltd.	10/1/2011		6,711,523		12,729,115	3.56%	Monthly

Hitchwood Capital Fund, Ltd.	10/1/2014		14,546,071		15,902,058	4.45%	Quarterly

Impala Fund Ltd.	1/1/2013		11,086,457		16,536,310	4.63%	Quarterly
Renaissance Institutional Diversified Alpha Fund International, L.P.	7/1/2016		19,100,000		20,482,187	5.74%	Monthly

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2017

Investment Funds* (continued)	First Acquisition Date		Cost		Fair Value	% of Members’ Capital	Liquidity**

Long and/or Short Equity (continued)

SEG Partners Offshore, Ltd.	3/1/2013	$	14,898,724	$	21,872,014	6.12%	Quarterly

Tremblant Ltd.	1/1/2013		10,845,563		13,732,889	3.84%	Quarterly

Viking Global Equities III Ltd.	1/1/2013		5,333,395		8,230,305	2.30%	Monthly

Total Long and/or Short Equity			112,445,331		142,553,503	39.89%

Macro/Commodities

Aspect Diversified Trends Fund	7/1/2016		10,670,453		9,635,257	2.71%	Daily

Cumulus Fund	10/1/2016		7,900,000		5,993,786	1.68%	Monthly

Discovery Global Macro Fund, Ltd.	1/1/2014		10,132,437		8,663,180	2.42%	Quarterly

Element Capital Feeder Fund Ltd.	4/1/2012		10,037,067		17,484,886	4.89%	Quarterly

Graticule Asia Macro Fund Ltd.	5/1/2013		11,959,368		14,265,316	3.99%	Quarterly

Trend Macro Offshore, Ltd.	12/1/2016		15,050,000		15,092,487	4.22%	Monthly

Total Macro/Commodities			65,749,325		71,134,912	19.91%

Multi-Arbitrage

Canyon Balanced Fund Ltd.	1/1/2013		15,358,587		19,600,546	5.48%	Quarterly

Canyon Value Realization Fund Ltd.	12/1/2013		6,746,768		8,150,769	2.28%	Quarterly

Chenavari Multi-Strategy Credit Fund Ltd.	6/1/2013		12,580,130		15,512,914	4.34%	Monthly

Citadel Kensington Ltd.	3/1/2013		17,536,058		27,716,774	7.76%	Quarterly

Magnetar Constellation Fund, Ltd.	4/1/2012		11,451,173		15,817,721	4.43%	Quarterly

OZ Domestic Partners, L.P. (a)(b)	1/1/2003		121,686		241,108	0.07%	(2)

Stark Investments, L.P. (a)(b)	1/1/2003		375,848		367,979	0.10%	(4)

Stark Select Asset Fund LLC (b)	1/1/2010		240,244		251,955	0.07%	(4)

Total Multi-Arbitrage			64,410,494		87,659,766	24.53%

Total Investments in Investment Funds		$	289,147,189	$	355,250,129	99.41%

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2017

Short-Term Investments	Shares	Fair Value	% of Members’ Capital

Money Market Fund

BlackRock Liquidity Funds T-Fund Institutional Shares (yield 0.84%) (c)	13,645,743	$13,645,743	3.82%

Other Assets, Less Liabilities		$(11,542,424)	(3.23)%

Members’ Capital		$357,353,448	100.00%

The following table represents the geographic regions of the Master Fund’s investments based on the investment mandate of each Investment Fund:

Geographic Location	Percent of Investments in Investment Funds
Asia	4.02%
Europe	14.10
Global	63.42
United States/Canada	18.46

Total	100.00%

*

Non-income producing investments. The Master Fund’s investments in Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Investment Funds are restricted securities per Rule 12-12.8 of Regulation S-X.

**	Available frequency of redemptions after initial lock-up period.

(a)	A portion or all of the Master Fund’s interest in the Investment Fund is held in side pockets which have restricted liquidity.

(b)	The Investment Fund is held by the GRF Domestic Sub-Fund LLC (the “Sub-Fund”), a wholly-owned subsidiary of the Master Fund.

(c)	The rate shown is the annualized 7-day yield as of June 30, 2017.

(d)	The Investment Fund is considered a Level 3 investment.

(1)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(2)	All of the Master Fund’s remaining interest in the Investment Fund is held in side pockets.

(3)

The Master Fund received shares of a private company, Brilliant Light Power, Inc., as a full distribution in-kind from Black Bear Fund I, LP effective December 1, 2014. No active market exists for the interest in the private company held by the Master Fund and the Adviser is unable to estimate the holding period of this investment, and as such, this is considered a Level 3 investment.

(4)

The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner and has also presented annual financial statements under the liquidation basis of accounting.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2017

The following table describes the investments held within each investment category:

(a) Distressed Securities This investment category includes the Investment Funds that invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and subperforming bank loans, and emerging market debt.

Notice Period	Redemption Restrictions and Terms*
Not Applicable	0-2 years.
Side pocket & liquidating vehicle arrangements exist for 100%** of the Investment Funds.

(b) Event Driven This investment category includes the Investment Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers.

Notice Period	Redemption Restrictions and Terms*
30 - 60 Days	0-1 year.
Side pocket & liquidating vehicle arrangements exist for 2.30%** of the Investment Funds.

(c) Long and/or Short Equities This investment category includes the Investment Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions.

Notice Period	Redemption Restrictions and Terms*
30 - 75 Days	0-2 years.
Side pocket & liquidating vehicle arrangements exist for less than 0.41%** of the Investment Funds.

(d) Macro/Commodities This investment category includes the Investment Funds that invest in a variety of instruments including global currencies, interest rates, sovereign debt and commodities based on an analysis of many broad factors including: global monetary and trade policy, geopolitical events, supply and demand, global investor sentiment and various technical factors.

Notice Period	Redemption Restrictions and Terms*
3 - 90 Days	0-1 year.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2017

(e) Multi-Arbitrage This investment category includes the Investment Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference.

Notice Period	Redemption Restrictions and Terms*
45 - 93 Days	0-2 years.
Side pocket & liquidating vehicle arrangements exist for 0.98%** of the Investment Funds.

*

The information summarized in the table above represents the general terms of the specific asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**	Reflects the fair value of investments in each respective investment category.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Notes to Consolidated Schedule of Investments (unaudited)

June 30, 2017

Portfolio Valuation

Pursuant to Grosvenor Registered Multi-Strategy Master Fund, LLC (the “Master Fund”) valuation policies, the Board of Directors of the Master Fund (the “Board”) has delegated to Grosvenor Capital Management, L.P. (the “Adviser”) the general responsibility for valuation of the underlying investments (the “Investment Funds”), which are managed by a select group of alternative assets managers (“Investment Managers”), subject to oversight by the Board. The Board has approved procedures pursuant to which the Master Fund will value its investments in Investment Funds at fair value, generally at an amount equal to the Net Asset Value (“NAV”) of the Master Fund’s investment in the Investment Funds as determined by the Investment Fund’s general partner or Investment Manager. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in an investment entity based on NAV or its equivalent if the NAV of the investment entity is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material.

In accordance with its valuation policies, if no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Master Fund’s valuation procedures. All adjustments to fair value made by the Adviser are reviewed and approved by Grosvenor’s Valuation Committee, subject to Board approval. As of June 30, 2017, approximately 0.23% of the investments held by the Master Fund were fair valued.

The Investment Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid non-marketable securities and derivatives that are valued at estimated fair value. However, some of the Investment Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions of liquidity that are stricter than the liquidity restrictions applicable to general interests in the Investment Fund. If the Master Fund withdraws its interest from such an Investment Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Investment Fund. In instances, where such an Investment Fund closes its operations, the Master Fund may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Investment Fund. The value of side pockets may fluctuate significantly. As of June 30, 2017, the Master Fund’s investments in side pockets and special liquidating vehicles represented 1.56% of the Master Fund’s net assets. Additionally, the governing documents of the Investment Funds generally provide that the Investment Funds may suspend, limit or delay the right of their investors, such as the Master Fund, to withdraw capital. The primary restrictions applicable to Investment Funds as of June 30, 2017, are described in detail on the Master Fund’s Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2017

Portfolio Valuation (continued)

The Master Fund prioritizes the inputs to valuation techniques used to measure fair value. In accordance with Accounting Standards Update (“ASU”) No. 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”), investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. When the Adviser believes the reported NAV per share (or its equivalent) of an Investment Fund is not representative of fair value, the Adviser categorizes the investment in accordance with ASC Topic 820, Fair Value Measurement (“ASC 820”).

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

ASC 820 establishes a hierarchal disclosure framework which prioritizes and ranks the inputs to valuation techniques used in measuring investments at fair value. In accordance with ASC 820, the Master Fund has categorized its financial instruments into a three level fair value hierarchy. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The levels of the fair value hierarchy are defined as follows:

•

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

•

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly. These inputs include (a) quoted prices for similar assets in active markets; (b) quoted prices for identical or similar assets in markets that are not active; (c) inputs other than quoted prices that are observable.

•	Level 3 - Inputs that are unobservable.

Inputs are used in applying valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. If the inputs used to measure an investment fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. The determination of the significance of a certain input and what constitutes observable requires judgment by the Adviser. The categorization of an investment within the hierarchy is based upon the observable inputs of each investment and does not necessarily correspond to the Adviser’s perceived risk of the investment. The units of account that are valued by the Master Fund are its interests in the Investment Funds and not the underlying holdings of such Investment Funds. Thus, the inputs used by the Master Fund to value its investments in each of the

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2017

Portfolio Valuation (continued)

Investment Funds may differ from the inputs used to value the underlying holdings of such Investment Funds. Thus, an Investment Fund with all of its underlying investments classified as Level 1 may be classified as a Level 2 or Level 3 investment.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2017:

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value at June 30, 2017

Investment Funds
Distressed	$–	$–	$258,075	$258,075
Long and/or Short Equity*	–	–	553,800	553,800

Total Investment Funds in fair value hierarchy*	–	–	811,875	811,875

Investment Funds measured at NAV**	–	–	–	354,438,254

Total Investment Funds*	$–	$–	$811,875	$355,250,129

Short-term investments	$13,645,743	$–	$–	$13,645,743

*	Includes shares of a private company, Brilliant Light Power, Inc.

**	The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

The level classifications in the table above may not be indicative of the risk associated with the investment in each Investment Fund.

The Master Fund recognizes transfers into and out of the levels indicated above on the actual date of the event or change in circumstances that caused the transfer. All transfers in and out of Level 3 can be found in the Level 3 reconciliation table shown below, if applicable. There were no transfers between Level 1, Level 2 and Level 3 for the three months ended June 30, 2017.

The following table includes a roll-forward of the amounts for the three months ended June 30, 2017, for the investments classified within Level 3.

	Balance as of March 31, 2017	Purchases	Sales	Net realized gain/(loss)	Change in net unrealized appreciation / (depreciation)	Balance as of June 30, 2017
Distressed	$266,364	$–	$–	$–	$(8,289)	$258,075
Long and/or Short Equity	553,800	–	–	–	–	553,800

Total	$820,164	$–	$–	$–	$(8,289)	$811,875

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2017

Portfolio Valuation (continued)

Change in net unrealized appreciation/(depreciation) for the three months ended June 30, 2017, for Level 3 investments held by the Master Fund as of June 30, 2017, was a decrease of $8,289.

When the Adviser believes that making an adjustment to the reported NAV (or its equivalent) is more representative of the fair value of Investment Fund investments, the Adviser in its discretion will make such an adjustment according to Adviser’s formal policies and procedures subject to Board approval. As of June 30, 2017, approximately 0.07% of investments in Investment Funds (approximately 31.79% of investments in Investment Funds classified in Level 3 of the fair value hierarchy) were fair valued using a discount rate of 15% to the reported NAV, which takes into account considerations that are unique to such investments.

The Master Fund holds an investment in a private company (“Private Company”) which is carried at fair value as determined by the Adviser and consistent with the valuation policy approved by the Board. Generally, the Adviser’s procedures used to determine fair value for this investment consider significant developments affecting the Private Company, such as material changes in the business, subsequent rounds of investments, comparable market data, etc. Although the Adviser uses its best judgment in estimating the fair value of the Private Company, there are inherent limitations in any estimation technique. The fair value estimates presented herein are not necessarily indicative of an amount the Master Fund could realize in a current transaction. No active market exists for the interest in the Private Company held by the Master Fund and as such, this is considered a Level 3 investment. As of June 30, 2017, the Private Company is valued based on recent rounds of equity financing, taking into account considerations that are unique to the Private Company itself and represents 0.16% of investments in Investment Funds (approximately 68.21% of investments in Investment Funds classified in Level 3 of the fair value hierarchy). The discount rate was 25%. As described above, the Master Fund’s investment in the Private Company is subject to various risks, including but not limited to, valuation and liquidity risk.

Income Taxes

Tax Cost Basis

The tax cost of Investment Funds as of October 31, 2016, the Master Fund’s tax year end, takes into consideration qualified electing fund elections previously made by the Master Fund. The GRF Domestic Sub-Fund, LLC (the “Sub-Fund”) takes into consideration the actual tax cost of each partnership investment transferred into the Sub-Fund on January 1, 2013, plus subsequent contributions and redemptions for tax purposes. Accordingly, the actual tax cost of investments for federal income tax purposes may be different than the GAAP amounts.

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2017

Income Taxes (continued)

As of June 30, 2017, the tax cost and unrealized appreciation (depreciation) of the Investment Funds and the Sub-Fund held by the Master Fund, as determined utilizing tax adjustments as of October 31, 2016, were as follows:

	Investment Funds	Sub-Fund
Tax Basis of Investments	$282,402,961	$2,874,887

Gross Unrealized Appreciation	$73,203,820	$1,046,597
Gross Unrealized Depreciation	(4,440,380)	-

Net Unrealized Appreciation/(Depreciation)	$68,763,440	$1,046,597

The cost of investments in Investment Funds attributable to investments held directly by the Master Fund shown above excludes the cost of the Master Fund’s investment in the Sub-Fund. The Master Fund’s policy of determining the Sub-Fund tax cost is to calculate using the tax basis of the corporation and not the tax cost basis of the individual investment fund holdings of the Sub-Fund.

ITEM 2 – CONTROLS AND PROCEDURES

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GROSVENOR REGISTERED MULTI-STRATEGY FUND (TI 1), LLC

Date: August 25, 2017	By:	/s/ Scott J. Lederman
Scott J. Lederman
Chief Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Scott J. Lederman	Chief Executive Officer and President	August 25, 2017
Scott J. Lederman

By:	/s/ Kathleen P. Sullivan	Chief Financial Officer and Treasurer	August 25, 2017
Kathleen P. Sullivan